Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of total assets, risk-weighted assets and components of the effective equity according to Basel III - Local and Overall consolidated One [Member] - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Information on Regulatory Capital and Capital Adequacy Ratios (Details) - Schedule of total assets, risk-weighted assets and components of the effective equity according to Basel III [Line Items]
Total assets according to the statement of financial position	$ 55,255,362	$ 51,702,439
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	165,833	61,953
Derivative credit equivalents	1,276,512	1,782,784
Financial derivative contracts	2,987,106	2,983,298
Contingent loans	2,756,396	2,612,170
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	56,135,331	53,052,142
Credit risk weighted assets, estimated according to the standard methodology (CRWA)	30,657,020	28,434,728
Credit risk weighted assets, estimated according to internal methodologies (CRWA)
Market risk weighted assets (MRWA)	1,365,367	1,342,767
Operational risk weighted assets (ORWA)	3,630,835	2,946,980
Risk-weighted assets (RWA)	35,653,222	32,724,475
Risk-weighted assets, after application of the output floor (RWA)	35,653,222	32,724,475
Owner’s equity	4,858,325	4,223,013
Non-controlling interest	2	1
Goodwill
Excess minority investments
(12+13-14-15) Core Tier 1 Capital (CET1)	4,858,327	4,223,014
Additional deductions to core tier 1 capital, other than item 2	(18,940)
(16-17-2) Core Tier 1 Capital (CET1)	4,839,387	4,223,014
Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	178,266	327,245
Subordinated bonds imputed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)	178,266	327,245
Tier 1 Capital	5,017,653	4,550,259
Voluntary provisions (additional) imputed as Tier 2 capital (T2)	383,213	213,007
Subordinated bonds imputed as Tier 2 capital (T2)	972,550	871,079
Equivalent tier 2 capital (T2)	1,355,763	1,084,086
Discounts applied to T2
Tier 2 capital (T2)	1,355,763	1,084,086
Effective equity	6,373,416	5,634,345
Additional basic capital required for the constitution of the conservation buffer	445,669	204,522
Additional basic capital required to set up the countercyclical buffer
Additional basic capital required for banks qualified as systemic	111,417
Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)